CONVERTIBLE DEBT (Details Narrative 1)										1 Months Ended		3 Months Ended				12 Months Ended
	May 27, 2020 $ / shares shares	Mar. 06, 2020 USD ($)	Mar. 06, 2020 USD ($) shares	Mar. 04, 2020 USD ($)	Feb. 28, 2020 USD ($)	Feb. 27, 2020 $ / shares shares	Feb. 26, 2020 USD ($)	Jan. 31, 2020 USD ($) $ / shares	Sep. 19, 2019 USD ($)	May 31, 2020 shares	Feb. 29, 2020	Mar. 31, 2020 USD ($) $ / shares shares		Mar. 31, 2019 USD ($)		Dec. 31, 2019 USD ($) $ / shares shares		Dec. 31, 2018 USD ($) $ / shares		Sep. 06, 2021 USD ($)	Aug. 28, 2021 USD ($)	Aug. 16, 2021 USD ($)	Jan. 30, 2020	Jan. 31, 2018 $ / shares
Common stock, par value (in dollars per share) | $ / shares												$ 0.001				$ 0.001		$ 0.001
Debt instrument convertible excess of principal					$ 5,000
Principal value																$ 600,000
Net proceeds from debt									$ 540,000
Exercise price (in dollars per share) | $ / shares																								$ 0.15
Additional paid in capital												$ 63,774,320				61,705,514		$ 60,844,796
Amortization of debt discount												123,817				99,954
General and administrative expense												570,582	[1]	232,682	[1]	$ 1,358,748	[2]	$ 1,585,329	[2]
Loss (Gain) on extinguishment of debt												$ (280,504)
Subsequent Event [Member]
Number of shares issued for services (in shares) | shares	550,000									970,043
Debt instrument convertible excess of principal					5,000
Exercise price (in dollars per share) | $ / shares	$ 0.1059
Four Director [Member] | Warrant [Member]
Description of warrant						Warrants for 4,125,000 shares were issued to four directors and an entity in which one officer of the Company is a majority owner. The Warrant was determined to meet equity classification pursuant to ASC 480 and ASC 815. As such, the relative fair value of the Warrant is recorded as additional paid-in-capital on the Balance Sheets, which was determined to be $1,063,239, on the issuance date.
Promissory Note Due On March 2020 [Member] | Subsequent Event [Member]
Debt principal amount					75,000
Unsecured Debt [Member]
Cumulative interest rate																							10.00%
Unsecured Debt [Member] | Subsequent Event [Member]
Cumulative interest rate																							10.00%
Common Stock [Member]
Number of shares issued for services (in shares) | shares												66,666				1,172,730
Private Placement [Member]
Description of termination											The agreement will automatically extend for periods of thirty days until terminated in writing.
Dividend percentage											0.04
Private Placement [Member] | Subsequent Event [Member]
Description of termination											The agreement will automatically extend for periods of thirty days until terminated in writing.
Dividend percentage											0.04
Agreement [Member]
Cash compensation			$ 152,960
Agreement [Member] | Subsequent Event [Member]
Cash compensation			$ 152,960
Agreement [Member] | Common Stock [Member]
Number of shares issued for services (in shares) | shares			614,205
Agreement [Member] | Common Stock [Member] | Subsequent Event [Member]
Number of shares issued for services (in shares) | shares			614,205
Agreement [Member] | Private Placement [Member]
Cash compensation			$ 25,000
Agreement [Member] | Private Placement [Member] | Subsequent Event [Member]
Cash compensation			$ 25,000
Agreement [Member] | Private Placement [Member] | Common Stock [Member]
Number of shares issued for services (in shares) | shares			96,154
Agreement [Member] | Private Placement [Member] | Common Stock [Member] | Subsequent Event [Member]
Number of shares issued for services (in shares) | shares			96,154
Convertible Debt [Member]
Debt principal amount							$ 600,000
Description of conversion stock								(i) the commencement of trading of the common stock on the NASDAQ, New York Stock Exchange or NYSE American (an “Uplist”) at the Uplist Conversion Price; or (ii) at any time the minimum bid price of the common stock exceeds $0.50 per share for twenty (20) consecutive trading days and the average trading volume during the 10 trading days prior to the conversion is at least 100,000 shares and the shares are registered under an effective registration statement or the shares are salable under Rule 144 (“Rule 144”) of the Securities Act of 1933, as amended.
Purchased of convertible debt												$ 649,552
Debt instrument convertible excess of principal												34,412
Principal value		$ 600,000	$ 600,000
Net proceeds from debt		750,000
Direct transaction costs		1,747,203										244,797
Additional paid in capital												649,552
Amortization of debt discount												1,992,000
Interest expense												17,600
Loss (Gain) on extinguishment of debt							280,504
Redemption fee		$ 150,000					$ 150,000
Debt term		18 months
Convertible Debt [Member] | Subsequent Event [Member]
Cumulative interest rate								10.00%
Debt conversion price (in dollars per shares) | $ / shares								$ 0.08
Description of termination								The Offering will terminate on the first to occur of: (1) February 13, 2020 , (2) the date of the acceptance of subscriptions for the maximum offering amount, or (3) the date the Offering is terminated by the Company.
Description of conversion stock								(i) the commencement of trading of the Common Stock on the NASDAQ, New York Stock Exchange or NYSE American (an “Uplist”) at the Uplist Conversion Price; or (ii) at any time the minimum bid price of the Common Stock exceeds $0.50 per share for twenty (20) consecutive trading days and the average trading volume during the 10 trading days prior to the conversion is at least 100,000 shares and the shares are registered under an Effective Registration Statement or the shares are salable under Rule 144.
Common stock, par value (in dollars per share) | $ / shares								$ 0.001
Principal value				$ 600,000
Net proceeds from debt				$ 750,000
Convertible Debt [Member] | Warrant [Member]
Convertible debt												$ 1,063,239
Convertible Debt [Member] | Warrant [Member] | Subsequent Event [Member]
Warrant term								3 years
Exercise price (in dollars per share) | $ / shares								$ 0.15
Convertible Debt [Member] | Four Directors And One Officer [Member]
Number of shares issued for services (in shares) | shares						24,900,000
Convertible debt		$ 330,000	330,000
Warrant term						3 years
Exercise price (in dollars per share) | $ / shares						$ 0.15
Convertible Debt [Member] | Four Directors And One Officer [Member] | Subsequent Event [Member]
Number of shares issued for services (in shares) | shares						24,900,000
Dividend percentage											75,000
Convertible debt		330,000	330,000
Warrant term						3 years
Exercise price (in dollars per share) | $ / shares						$ 0.15
Convertible Debt [Member] | Minimum [Member]
Common stock, par value (in dollars per share) | $ / shares								$ 0.001
Convertible Debt [Member] | Minimum [Member] | Subsequent Event [Member]
Debt principal amount								$ 900,000
Convertible Debt [Member]
Purchased of convertible debt					80,000
Convertible debt		1,992,000	1,992,000
Convertible Debt [Member] | Subsequent Event [Member]
Debt principal amount																				$ 150,000	$ 830,000	$ 932,000
Purchased of convertible debt					$ 80,000
Convertible debt		$ 1,992,000	$ 1,992,000

[1]	Includes stock based compensation of $322,629 and $89,085 for the three months ended March 31, 2020 and 2019, respectively.
[2]	Includes share-based compensation of $799,654 and $828,203 for the year ended December 31, 2019 and 2018, respectively